Schedule of Exploration and Evaluation (Details) - AUD ($)	Dec. 31, 2024	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Exploration And Evaluation
Exploration and evaluation expenditure	$ 101,356,406	$ 92,117,750	$ 81,070,075	$ 56,702,626